Total revenues and other income	12 Months Ended
Dec. 31, 2020
Total revenues and other income
Total revenues and other income

6. Total revenues and other income

 REVENUES

The following table summarizes the revenues for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€411,417	€812,058	€196,486
Milestone payments	46,261	2,878	73,394
Reimbursement income	4,073	19,900	8,722
Other revenues	70	66	63
Commercial revenues	16,232	—	—
Total revenues	€478,053	€834,901	€278,666

The following table summarizes details of revenues for the years ended December 31, 2020 and 2019 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, other revenues and commercial revenues.

	Over time	Point in time	2020	2019
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€411,417	€812,058
Gilead collaboration agreement for ziritaxestat			-	666,968
Gilead collaboration agreement for filgotinib(1)			181,816	62,602
Gilead collaboration agreement for drug discovery platform			229,601	80,918
AbbVie collaboration agreement for CF			-	1,569

Milestone payments			46,261	2,878
Gilead collaboration agreement for filgotinib (1)			46,261	(21,187)
AbbVie collaboration agreement for CF			-	24,065

Reimbursement income			4,073	19,900
Novartis collaboration agreement for MOR106			4,125	19,177
AbbVie collaboration agreement for CF			(52)	723

Other revenues			70	66
Other revenues			70	66

Commercial revenues			16,232	-
Sale of goods			2
Royalties			16,227
Other commercial revenues			2

Total revenues			€478,053	€834,901

(1) Following the contract amendment with Gilead in 2019, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect at closing date of €245.9 million, resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

The below table summarizes the transaction price of our collaboration with Gilead.

				(Euro, in thousands)
Allocation of transaction price	Filgotinib agreement 2015	Milestones achieved during 2015-2019	Option, License and Collaboration agreement (July 14, 2019)	December 31, 2019	Other movements in 2020	Filgotinib amendment (December 15, 2020)	December 31, 2020
Upfront consideration	€275,558		€3,569,815	€3,845,373		€160,000	€4,005,373
Milestones achieved		€104,171		104,171	€90,192		194,363
Royalties				—	16,227		16,227
Impact initial valuation of share subscription	39,003		85,601	124,604			124,604
	314,561	104,171	3,655,416	4,074,148	106,419	160,000	4,340,567
Less :
Warrants issuance liabilities
Warrant A				(43,311)			(43,311)
Initial warrant B				(2,545)			(2,545)
Subsequent warrant B				(16,184)	8,325		(7,859)
	314,561	104,171	3,655,416	4,012,108	114,744	160,000	4,286,852
Allocation to performance obligations
Ziritaxestat			666,967	666,967			666,967
Filgotinib (1)	€314,561	€104,171	641,663	1,060,395	106,419	160,000	1,326,814
Drug discovery platform (10 years)			€2,284,747	€2,284,747	8,325		2,293,072

(1) With regard to the additional consideration received as a result of the Option, License and Collaboration agreement (July 14, 2019) allocated to the filgotinib performance obligation, we assumed the existence of a significant financing component estimated to €44.5 million as of December 31, 2019 reflecting the time value of money on the estimated recognition period. This financing component was reassessed to €55.3 million as of December 31, 2020, considering the effects of the amendment of December 15, 2020.

On the closing date of the transaction (August 23, 2019) we concluded that the upfront payment implicitly included a premium for the future issuance of warrant A and initial and subsequent warrant B. The expected value of the warrants to be issued is treated as a contract liability ("warrant issuance liability") and reduces the transaction price until approval date of the issuance of the underlying warrants. As from approval date, the allocation of the upfront payment to the respective warrant becomes fixed and future changes in the fair value of the respective warrant will be recognized in profit or loss. As such, the part of the upfront payment allocated to the warrant A and initial warrant B reflects the fair value of these financial liabilities at the warrant approval date (October 22, 2019). Subsequent warrant B is still subject to approval by an extraordinary general meeting of shareholders and is therefore still presented as warrant issuance liability in our deferred income (we refer to note 24 for more information). The value initially allocated to the subsequent warrant B reflects the fair value of the underlying liability on December 31, 2019. On December 31, 2020 the value of the subsequent warrant B decreased to €7.9 million, driven by the decrease of our share price in 2020, partly compensated by an increase in the implied volatility.

On December 15, 2020 we and Gilead signed a term sheet modifying our existing collaboration for filgotinib. As a result of this modification an additional consideration of €160.0 million was allocated to the filgonitib performance obligation.

A summary of all current contracts with customers is given below:

Collaboration with Gilead

On July 14, 2019 we and Gilead announced that we had entered into a 10-year global research and development collaboration. Through this agreement, Gilead gained exclusive access to our innovative portfolio of compounds, clinical and preclinical programs and a proven drug discovery platform.

As part of this deal, our existing license and collaboration agreement for filgotinib with Gilead was amended for the first time. Under this revised filgotinib agreement, we obtained greater involvement in filgotinib’s global strategy and participate more broadly in the commercialization of the product in Europe, providing the opportunity to build a commercial presence on an accelerated timeline.

On December 15, 2020 our license and collaboration agreement for filgotinib with Gilead was amended a second time. Under the new arrangement, we will assume sole responsibility in Europe for filgotinib in RA and in all future indications.

We retain the following three performance obligations, of which the first one was satisfied completely in 2019; (i) the transfer of an extended license on GLPG1690, (ii) the granting of exclusive access to our drug discovery platform (i.e. the IP, technology, expertise and capabilities) during the collaboration period and exclusive option rights on our current and future clinical programs after Phase 2 (or, in certain circumstances, the first Phase 3 study) outside Europe and (iii) an increased cost share from 20/80 to 50/50 to 100/0 (for Group A activities only) on the global development activities of filgotinib, until we complete the remaining development activities (Group A and Group B activities).

We concluded as follows:

Determination of the total transaction price

•     In connection with this agreement with Gilead, we recognized a deferred income and an offsetting current financial asset (derivative) of €85.6 million upon signing of the share subscription agreement with Gilead as required under IFRS 9. The deferred income has been added to the transaction price at inception of the agreement because it is considered to be part of the overall consideration received for the three performance obligations.

•	We considered that the transaction price included a premium paid by Gilead (through the upfront payment) to acquire warrants (warrant A and warrant B) in the future, upon approval by the shareholders. We measured both warrants at fair value and recognized a warrant issuance liability at closing of the transaction for the same amount (as part of the current deferred income line). This liability is re-measured at each reporting period with a corresponding impact on the allocation of the transaction price to the performance obligation relating to the drug discovery platform as long as the warrants are not approved by the shareholders. Due to the fact that warrant A and initial warrant B were already approved in 2019, only the remeasurement of subsequent warrant B still has an impact on the transaction price considered for the revenue recognition of the performance obligation relating to the drug discovery platform.

• We assessed that the contract modification of December 15, 2020 only changes the scope of the filgotinib performance obligation and the change in both fixed and variable consideration is reflective of the updated stand-alone selling price for the remaining activities of this performance obligation. As a consequence, the increase in the transaction price of €160.0 million as a result of this modification has been allocated in its entirety to the filgotinib performance obligation.

Financing component
•	There are two performance obligations determined in the agreement with Gilead for which the period between the transfer of the promised goods/services to Gilead and the payment of the underlying consideration by Gilead exceeds one year, being the performance obligation relating to the drug discovery platform and the performance obligation resulting from the filgotinib amendment. Although the consideration paid for the drug discovery platform will be recognized over a period of 10 years as from receipt of the funds, management concluded not to consider any financing component for this performance obligation as the granting of an exclusive access and option rights on day one is the predominant value of the drug discovery platform performance obligation. As a consequence, management has considered it is only appropriate to adjust the part of the transaction price that was allocated to the filgotinib performance obligation, for the time value of money. The additional consideration as a result of the contract modification of December 15, 2020 has also been adjusted for the time value of money.

License on GLPG1690
•	The transaction price allocated to this performance obligation reflects our assessment of the stand-alone selling price of this performance obligation and was valued based on a discounted cash flow approach including, amongst others, assumptions on the estimated market share and size, peak sales and probability of success.

•	This performance obligation was completely satisfied as at December 31, 2019. Following the very recent discontinuation of the ziritaxestat trials, we don’t expect future milestone payments or royalties.

•	After granting the license for GLPG1690, we shared Phase 3 costs equally with Gilead. Any cost reimbursement from Gilead was not recognized as revenue but accounted as a decrease of the related expenses.

Filgotinib amendment
•	There is one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This is because we considered that the license is not distinct in the context of the contract.

•	The standalone selling price of the filgotinib amendment was determined through the cost-plus-margin approach. Management estimated that an appropriate margin is indirectly embedded in the increased involvement in the development and global strategy of filgotinib, our sole responsibility for filgotinib in Europe and the accompanying increase in the risk.

•	The transaction price is currently composed of a fixed part, being non-refundable upfront and license fees and a variable part, being milestone payments, sales based milestones and sales based royalties, and cost reimbursements for R&D activities delivered. Milestone payments are included in the transaction price of the arrangement to the extent that it is highly probable that a significant reversal of revenue will not occur. Milestone payments received from Gilead are recognized in revenue over time till the end of the development plan. Sales-based milestones and sales-based royalties are also part of the arrangement and are recognized as revenues at a point in time at the moment they occur. During 2020 we reported €16.2 million of revenues from royalties from Gilead.

•	Revenues, excluding sales based milestones and sales based royalties, are recognized over time through satisfaction of the performance obligation. The "cost-to-cost" input model is applied to measure the progress of the satisfaction of this performance obligation. The estimated costs to complete the performance obligation have been reassessed as a result of the contract modification from 2020 leading to a small decrease in the percentage of completion. Nevertheless, we recognized higher revenues in financial year 2020 as compared to financial year 2019 for filgotinib because the total transaction price increased due to the contract modification (€160.0 million) and the milestone payments obtained in 2020 for the regulatory approval of filgotinib for RA in Europe and Japan for a total amount of $105 million (€90.2 million).

Access rights to the drug discovery platform, option rights and R&D activities

•     The revenue allocated to the drug discovery platform will be recognized over time as Gilead receives exclusive access to our drug discovery platform and option rights on our current and future pipeline as well as R&D activities during the collaboration term. Management concluded that an equal spread over the collaboration period is the most reliable and appropriate recognition method.

•     At the inception of the collaboration (July 2019) we assessed the appropriate period over which to recognize the drug discovery platform revenue to be 10 years. This is because we granted exclusive rights over a 10-year period. However, if at the end of the 10-year period, some programs in existence as of this time would have reached the clinic (i.e. IND filed with regulatory authorities), the rights for those specific programs may be extended, for a maximum of three years. This critical estimate is reassessed at each year-end based on the evolution of our pipeline and is still valid per December 31, 2020.

Collaboration with Servier

In 2010 we signed a license and collaboration agreement with Servier in the field of osteoarthritis. Any increase in the transaction price from future potential development and regulatory milestones, sales based milestones and royalties, will be allocated to the license and will be fully recognized as revenue at a point in time when achieved, as our performance obligation towards Servier has been fully satisfied.

The contract signed with Servier on May 8, 2018 took over the terms of the previous agreement but additionally included the framework of a joint Phase 2 clinical trial program in which both parties collaborate, share costs and mutually exchange services. We concluded that this contract modification was not in the scope of IFRS 15 because there is a mutual exchange of services between Servier and Galapagos, Servier is not assessed as a customer but as a collaboration partner. Any cost reimbursement from our collaboration partner is not recognized as revenue but accounted for as a decrease of the related expenses.

In December 2020, Servier decided to terminate the agreement. Such termination became effective in March 2021. As a result of such termination, rights to the GLPG1972 were returned to Galapagos, subject to payment of a regulatory milestone, a commercial milestone and a mid single digit sales-based royalty upon successful commercialization of GLPG1972 in countries outside the U.S.

Collaboration with Novartis

Together with our collaboration partner MorphoSys, we closed a license agreement with Novartis for MOR106 in July 2018. MorphoSys and we received an equal share of an upfront payment of €95 million and were entitled to potential future milestone payments and royalties. Novartis would bear all future research, development, manufacturing and commercialization costs related to MOR106. Costs reimbursements received from Novartis were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of the performance of the R&D activities.

On October 28, 2019, we announced the end of the clinical development program of MOR106 in AtD.

On December 17, 2019, Novartis sent us a termination notice, informing us of its decision to terminate the agreement in its entirety. The termination became effective in 2020.

Collaboration with AbbVie

We concluded as follows for the related revenue recognition:

·     There was one single performance obligation under IFRS 15: the transfer of a license combined with performance of R&D activities. This was because we considered that the license was not capable of being distinct and was not distinct in the context of the contract.

·     The transaction price of our agreement with AbbVie was composed of a fixed part, being upfront license fees, and a variable part, being milestone payments and cost reimbursements for R&D activities delivered. Milestone payments were only included in the transaction price to the extent that it was highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Given the nature of our industry, we only consider this once the milestone event is achieved. Sales based milestones and sales based royalties are a part of our arrangement but are not yet included in our revenues.

·     The transaction price was allocated to the single performance obligation and revenues were recognized over the estimated service period based on a pattern that reflects the transfer of the license and progress to complete satisfaction of the R&D activities. This is because we considered that there is a transformational relationship between the license and the R&D activities to be delivered.

·    We chose an input model to measure the satisfaction of the single performance obligation that considers a percentage of costs incurred for this program that are completed each period (percentage of completion method).

·     Costs reimbursements received from AbbVie were recognized in revenues when costs were incurred and agreed by the parties as we were acting as a principal in the scope of our stake of the R&D activities of this license and collaboration agreements.

·     The second amended and restated collaboration agreement signed on October 24, 2018 was assessed to be a contract modification including a change in scope and in pricing as the remaining goods or services were not distinct and form part of the single performance obligation that was partially satisfied at the date of the contract modification. We concluded that we must account for this second amended and restated collaboration agreement as if it was part of the existing contract and recognized an adjustment to revenue to reflect the contract modification on the transaction price and on the measure of progress towards satisfaction of the performance obligation.

The performance obligation related to this agreement was considered fully satisfied at December 31, 2019.

For the years ended December 31, 2019 and 2018

The following table summarizes details of revenues for the years ended December 31, 2019 and 2018 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, and other revenues.

	Over time	Point in time	2019	2018
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€812,058	€196,486
Gilead collaboration agreement for ziritaxestat			666,968	-
Gilead collaboration agreement for filgotinib(1)			62,602	96,809
Gilead collaboration agreement for drug discovery platform			80,918	-
AbbVie collaboration agreement for CF			1,569	52,176
Novartis collaboration agreement for MOR106			-	47,500

Milestone payments			2,878	73,394
Gilead collaboration agreement for filgotinib(1)			(21,187)	27,623
AbbVie collaboration agreement for CF			24,065	36,771
Servier collaboration agreement for osteoarthritis			-	9,000

Reimbursement income			19,900	8,722
Novartis collaboration agreement for MOR106			19,177	7,718
AbbVie collaboration agreement for CF			723	989
Other reimbursement income			-	16

Other revenues			66	63
Other revenues			66	63
Total revenues			€834,901	€278,666

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019 included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

OTHER INCOME

The following table summarizes other income for the years ended December 31, 2020, 2019 and 2018.

	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
Grant income	€5,452	€6,549	€1,609
R&D incentives	45,951	43,923	26,912
Other income	804	425	479
Total other income	€52,207	€50,896	€29,000